Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Related party transactions with Cespira	Years ended December 31,
	2025	2024
Sales of goods, services and other income	$15,684	$9,598
Inventory purchased, services and other expenses	1,525	1,320

Related party balances with Cespira	December 31,
	2025	2024
Receivables (note 6)	$274	$4,973
Payables (note 11)	$78	$1,137